Dividends Declared and Paid. - Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	$ 176,872	$ 159,278
Dividends paid	199,875	139,735
Patrimonio Autónomo Viva Malls [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	121,977	104,623
Dividends paid	144,979	81,621
Grupo Disco Uruguay S.A. [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	22,506	27,544
Dividends paid	22,246	31,108
Patrimonio Autónomo Viva Villavicencio [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	11,739	10,131
Dividends paid	11,817	9,334
Patrimonio Autónomo Centro Comercial [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	6,327	4,906
Dividends paid	6,636	4,827
Éxito Viajes y Turismo S.A.S.
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	4,075
Dividends paid	4,075
Patrimonio Autónomo Centro Comercial Viva Barranquilla [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	3,092	2,830
Dividends paid	3,066	2,684
Patrimonio Autónomo Viva Laureles [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	3,003	2,687
Dividends paid	2,980	2,611
Patrimonio Autónomo Viva Sincelejo [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	1,388	1,476
Dividends paid	1,578	2,081
Éxito Industrias S.A.S. [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	1,136
Dividends paid	1,136
Patrimonio Autónomo San Pedro Etapa I [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	818	1,796
Dividends paid	413	1,837
Patrimonio Autónomo Viva Palmas [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	811	768
Dividends paid	$ 949	1,115
Éxito Viajes y Turismo S.A.S. [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared		2,517
Dividends paid		$ 2,517